7. Goodwill (Details Narrative) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 13,962,880	$ 7,642,825	$ 1,935,621
Market capitalization	34,900,000	19,600,000
Total Goodwill	$ 23,688,138	$ 15,334,507